Gratuity and other post-employment benefit plans - Summary of Sensitivity Analysis for Significant Actuarial Assumptions (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Actuarial Assumption of Discount Rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 289	$ 3	₨ 223
Decrease in salary escalation	₨ 312	$ 4	240
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in discount rate	0.50%	0.50%
Decrease in discount rate	0.50%	0.50%
Increase in salary escalation	₨ 309	$ 4	238
Decrease in salary escalation	₨ 292	$ 4	₨ 225